Long-Term Borrowings - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 31, 2013	Sep. 30, 2018	Sep. 30, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawn borrowing facilities			$ 10,000
Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceed from long-term borrowings		$ 10,000
Finance costs		91
Drawn borrowing facilities		$ 205,000
Credit facility term		6 years
Credit Facility | First Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility interest rate		8.00%
Credit Facility | Year Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility interest rate		8.50%
Credit Facility | Year Five
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility interest rate		9.00%
Credit Facility | Year Six
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility interest rate		9.50%
Promissory Note
Disclosure Of Detailed Information About Borrowings [Line Items]
Purchase price of property	$ 1,575
Payments for purchase of property	236
Remaining balance of transaction	$ 1,339
Promissory note, maturity term	10 years
Annual interest of promissory note	7.00%